INCOME TAXES - Non-capital loss carry forwards (Details)	Dec. 31, 2022 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 18,416,000
Capital loss carry forwards	11,528,000
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	791,000
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	7,661,000
2042
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 9,964,000